Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset
Net operating loss
Startup/organizational costs	369,290	147,881
Total deferred tax asset	369,290	147,881
Valuation allowance	(369,290)	(147,881)
Deferred tax asset, net of allowance